LIQUIDITY RISK (Tables)	12 Months Ended
Dec. 31, 2023
LIQUIDITY RISK
Summary of Contractual maturities of financial liabilities
In Thousands of US Dollars
Description	Carrying Amount	Less than 1 year	1 year to 5 years
Accounts payable and accrued liabilities
December 31, 2023	$3,050	$3,050	$-
December 31, 2022	$2,107	$2,107	$-